Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Deposits

The composition of the Bank's deposits at December 31, 2011 and 2010 is as follows:

	December 31,
(in thousands)	2011	2010
Noninterest-bearing demand	$397,251	$340,956
Interest checking and money market	1,038,760	927,575
Savings	406,896	292,995
Time certificates $100,000 or more	105,751	133,383
Other time certificates	122,916	137,270
Total	$2,071,574	$1,832,179

At December 31, 2011, the scheduled maturities of time deposits are as follows:

(in thousands)
2012	$157,007
2013	35,224
2014	22,953
2015	9,297
2016	4,186
Thereafter	—
Total	$228,667